Discontinued operations (Details) - Schedule of financial performance information - Financial Performance Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Discontinued operations (Details) - Schedule of financial performance information [Line Items]
Revenue from external customers		$ 718,656
Interest income		8
Other income		140,816
Product costs		(589,570)
Administration expense		(38,985)
Advertising and promotion		(218,865)
Depreciation		(14,854)
Amortisation		(21,688)
Loss on disposal of property, plant and equipment		(13,654)
Impairment cost		(82,989)
Occupancy expenses		(81,493)
Salaries and employee benefit expense		(565,734)
Loss before income tax		(768,352)
Income tax benefit
Loss after income tax from discontinued operations		(768,352)
Cash		17,970
Inventories		6,000
Other current assets		6,100
Trade and other payables		(793)
Total proceeds from sale		$ 29,277